Property, plant and equipment - Summary of Estimated Useful Lives Assigned to Principal Categories of Assets (Detail)	12 Months Ended
Mar. 31, 2020
Short-term leasehold improvements
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	10 years
Leasehold
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	40 years
Transmission equipment - Duct
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	40 years
Minimum | Freehold buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	14 years
Minimum | Transmission equipment - Cable
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Minimum | Transmission equipment - Fibre
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	5 years
Minimum | Exchange equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Minimum | Other network equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Minimum | Motor vehicles | Other assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	2 years
Minimum | Computers and office equipment | Other assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	3 years
Maximum | Freehold buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	50 years
Maximum | Transmission equipment - Cable
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	25 years
Maximum | Transmission equipment - Fibre
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	20 years
Maximum | Exchange equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	13 years
Maximum | Other network equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	20 years
Maximum | Motor vehicles | Other assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	9 years
Maximum | Computers and office equipment | Other assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of property, plant and equipment	7 years